ACQUISITION OF BUSINESSES (Tables)	6 Months Ended
Jun. 30, 2023
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the consideration transferred, assets acquired, liabilities assumed and non-controlling interests recognized at the applicable acquisition dates for significant acquisitions. The consideration transferred reflects the partnership’s equity contribution, debt and equity raised alongside institutional partners to fund the acquisition, contingent and other non-cash consideration:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total (1)
Cash	$10,381	$6,488	$659	$17,528
Contingent and other non-cash consideration	491	29	225	745
Total consideration	$10,872	$6,517	$884	$18,273

Cash and cash equivalents	$739	$76	$14	$829
Accounts receivable and other, net	523	456	36	1,015
Inventory, net	15	169	117	301
Property, plant and equipment	774	364	42	1,180
Intangible assets	5,727	4,373	356	10,456
Goodwill	5,544	1,499	378	7,421
Deferred income tax assets	1	—	—	1
Financial assets	4,542	4	—	4,546
Equity accounted investments and other assets	426	309	1	736
Accounts payable and other	(1,460)	(451)	(46)	(1,957)
Non-recourse borrowings in subsidiaries of the partnership	(4,543)	—	—	(4,543)
Deferred income tax liabilities	(1,337)	(282)	(14)	(1,633)
Net assets acquired before non-controlling interests	$10,951	$6,517	$884	$18,352
Non-controlling interests acquired	(79)	—	—	(79)
Net assets acquired	$10,872	$6,517	$884	$18,273
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(1)The fair values of acquired assets, assumed liabilities and goodwill for acquisitions completed within the last 12 months have been determined on a provisional basis pending finalization of the determination of the fair values of certain acquired assets and liabilities. The partnership is in the process of obtaining additional information to assess the fair values of property, plant and equipment, intangible assets, provisions, related deferred income taxes and the resulting impact to goodwill as at the date of the acquisitions.